Unusual Whales Subversive Republican Trading ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc.	1,036	$259,870
Lockheed Martin Corp.	646	299,189
RTX Corp.	4,071	594,447
		1,153,506

Agriculture - 1.0%
Philip Morris International, Inc.	3,035	552,765

Airlines - 0.7%
Delta Air Lines, Inc.	4,709	231,589
Southwest Airlines Co.	4,316	140,011
		371,600

Apparel - 0.3%
Skechers USA, Inc. - Class A(a)	2,306	145,509

Auto Manufacturers - 1.0%
Tesla, Inc.(a)	1,641	521,280

Banks - 5.7%
Bank of America Corp.	1,953	92,416
Citigroup, Inc.	1,953	166,240
Farmers & Merchants Bancorp, Inc.	3,337	84,359
JPMorgan Chase & Co.	8,993	2,607,161
United Bankshares, Inc.	3,082	112,277
		3,062,453

Beverages - 0.2%
Coca-Cola Co.	1,631	115,393

Biotechnology - 1.6%
Amgen, Inc.	262	73,153
United Therapeutics Corp.(a)	2,754	791,362
		864,515

Building Materials - 0.7%
Fortune Brands Innovations, Inc.	2,080	107,078
Louisiana-Pacific Corp.	1,420	122,106
Simpson Manufacturing Co., Inc.	848	131,703
		360,887

Chemicals - 1.8%
Dow, Inc.	20,887	553,088
Linde PLC	852	399,741
		952,829

Coal - 0.2%
Alliance Resource Partners LP	3,876	101,319

Commercial Services - 1.4%
PayPal Holdings, Inc.(a)	7,105	528,043
Quanta Services, Inc.	266	100,569
Valvoline, Inc.(a)	3,995	151,291
		779,903

Computers - 3.5%
Accenture PLC - Class A	3,352	1,001,879
Apple, Inc.	1,256	257,693
Crowdstrike Holdings, Inc. - Class A(a)	260	132,421
EPAM Systems, Inc.(a)	1,247	220,495
Fortinet, Inc.(a)	1,622	171,478
Insight Enterprises, Inc.(a)	850	117,372
		1,901,338

Distribution & Wholesale - 0.3%
Core & Main, Inc. - Class A (a)	2,369	142,969

Diversified Financial Services - 4.5%
AerCap Holdings NV	4,417	516,789
Blackrock, Inc.	336	352,548
Capital One Financial Corp.	946	201,271
Charles Schwab Corp.	1,816	165,692
Houlihan Lokey, Inc.	850	152,958
Mastercard, Inc. - Class A	600	337,164
Stifel Financial Corp.	2,757	286,121
Visa, Inc. - Class A	1,129	400,851
		2,413,394

Electric - 1.1%
Dominion Energy, Inc.	5,345	302,099
NextEra Energy, Inc.	3,983	276,500
		578,599

Electrical Components & Equipment - 0.7%
Emerson Electric Co.	2,953	393,723

Electronics - 2.7%
Arrow Electronics, Inc.(a)	846	107,806
Honeywell International, Inc.	1,280	298,086
nVent Electric PLC	5,620	411,665
Plexus Corp.(a)	847	114,608
Sensata Technologies Holding PLC	2,953	88,915
Woodward, Inc.	1,828	448,024
		1,469,104

Engineering & Construction - 4.0%
Comfort Systems USA, Inc.	3,988	2,138,405

Food - 1.7%
Tyson Foods, Inc. - Class A	16,679	933,023

Food Service - 0.5%
Aramark	6,440	269,643

Gas - 2.0%
National Fuel Gas Co.	12,647	1,071,327

Healthcare - Products - 0.6%
Boston Scientific Corp.(a)	2,832	304,185

Healthcare - Services - 2.2%
Elevance Health, Inc.	847	329,449
Humana, Inc.	602	147,177
IQVIA Holdings, Inc.(a)	589	92,820
UnitedHealth Group, Inc.	2,009	626,748
		1,196,194

Household Products & Wares - 0.3%
Clorox Co.	1,366	164,016

Insurance - 4.4%
Allstate Corp.	5,858	1,179,274
Chubb Ltd.	587	170,066
Equitable Holdings, Inc.	5,770	323,697
Marsh & McLennan Cos., Inc.	847	185,188
Primerica, Inc.	655	179,254
Willis Towers Watson PLC	1,045	320,292
		2,357,771

Internet - 3.1%
Amazon.com, Inc.(a)	1,834	402,361
ePlus, Inc.(a)	1,106	79,743
Gen Digital, Inc.	6,936	203,918
Meta Platforms, Inc. - Class A	583	430,307
Palo Alto Networks, Inc.(a)	1,401	286,701
Uber Technologies, Inc.(a)	2,694	251,350
		1,654,380

Iron & Steel - 0.7%
Cleveland-Cliffs, Inc.(a)	29,482	224,063
Nucor Corp.	1,371	177,599
		401,662

Lodging - 0.5%
Las Vegas Sands Corp.	6,613	287,732

Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	660	256,219
Oshkosh Corp.	3,111	353,223
		609,442

Machinery - Diversified - 1.2%
Applied Industrial Technologies, Inc.	524	121,804
Dover Corp.	524	96,012
Gates Industrial Corp. PLC(a)	3,921	90,301
Rockwell Automation, Inc.	987	327,852
		635,969

Media - 1.2%
Charter Communications, Inc. - Class A(a)	549	224,437
Liberty Broadband Corp. - Class C(a)	1,174	115,498
Walt Disney Co.	1,041	129,095
Warner Bros Discovery, Inc.(a)	13,890	159,179
		628,209

Mining - 0.6%
Alcoa Corp.	2,576	76,018
Barrick Mining Corp.	7,720	160,730
Freeport-McMoRan, Inc.	2,210	95,804
		332,552

Miscellaneous Manufacturing - 0.2%
Donaldson Co., Inc.	1,756	121,779

Oil & Gas - 5.2%
Chevron Corp.	7,506	1,074,784
ConocoPhillips	9,050	812,147
Devon Energy Corp.	4,034	128,322
Occidental Petroleum Corp.	3,288	138,129
Shell PLC - ADR	8,961	630,944
		2,784,326

Packaging & Containers - 0.5%
AptarGroup, Inc.	655	102,461
TriMas Corp.	5,444	155,753
		258,214

Pharmaceuticals - 1.8%
AbbVie, Inc.	521	96,708
Henry Schein, Inc.(a)	2,332	170,353
Johnson & Johnson	3,859	589,462
Novo Nordisk AS - ADR	1,473	101,666
		958,189

Pipelines - 2.1%
Energy Transfer LP	14,420	261,434
NGL Energy Partners LP(a)	52,873	225,768
ONEOK, Inc.	1,632	133,220
Williams Cos., Inc.	8,516	534,890
		1,155,312

Retail - 5.7%
Bath & Body Works, Inc.	12,136	363,595
BJ's Wholesale Club Holdings, Inc.(a)	2,950	318,098
Costco Wholesale Corp.	519	513,779
Dollar Tree, Inc.(a)	2,281	225,910
FirstCash Holdings, Inc.	2,468	333,526
Home Depot, Inc.	1,109	406,604
O'Reilly Automotive, Inc.(a)	4,860	438,032
Penske Automotive Group, Inc.	525	90,200
Starbucks Corp.	1,245	114,079
Suburban Propane Partners LP	13,376	247,857
		3,051,680

Semiconductors - 9.9%
Advanced Micro Devices, Inc.(a)	3,841	545,038
ASML Holding NV	774	620,276
Broadcom, Inc.	1,756	484,041
Intel Corp.	47,325	1,060,080
KLA Corp.	96	85,991
NVIDIA Corp.	10,830	1,711,032
QUALCOMM, Inc.	724	115,304
Texas Instruments, Inc.	3,409	707,777
		5,329,539

Software - 8.4%
Adobe, Inc.(a)	212	82,019
Autodesk, Inc.(a)	719	222,581
Cadence Design Systems, Inc.(a)	847	261,003
Fidelity National Information Services, Inc.	14,178	1,154,231
Intuit, Inc.	450	354,433
Microsoft Corp.	783	389,472
MicroStrategy, Inc. - Class A(a)	1,845	745,804
Oracle Corp.	458	100,132
Progress Software Corp.	1,237	78,970
PTC, Inc.(a)	520	89,617
SAP SE - ADR	1,158	352,148
ServiceNow, Inc.(a)	195	200,476
Snowflake, Inc. - Class A(a)	1,197	267,853
Workday, Inc. - Class A(a)	996	239,040
		4,537,779

Telecommunications - 5.5%
Arista Networks, Inc. (a)	10,408	1,064,842
AT&T, Inc.	53,056	1,535,441
Cisco Systems, Inc.	1,892	131,267
T-Mobile US, Inc.	912	217,293
		2,948,843

Transportation - 0.7%
FedEx Corp.	1,561	354,831
TOTAL COMMON STOCKS (Cost $46,688,278)		50,366,088

EXCHANGE TRADED FUNDS - 4.8%
iShares Bitcoin Trust ETF(a)	41,975	2,569,290
TOTAL EXCHANGE TRADED FUNDS (Cost $2,245,480)		2,569,290

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%
Simon Property Group, Inc.	4,485	721,008
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $688,516)		721,008

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(b)	145,646	145,646
TOTAL SHORT-TERM INVESTMENTS (Cost $145,646)		145,646

TOTAL INVESTMENTS - 100.0% (Cost $49,767,920)		53,802,032
Other Assets in Excess of Other Assets - (0.0)%(c)		(4,526)
TOTAL NET ASSETS - 100.0%		$53,797,506
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Unusual Whales Subversive Republican Trading ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$50,366,088	$—	$—	$50,366,088
Exchange Traded Funds	2,569,290	—	—	2,569,290
Real Estate Investment Trusts - Common	721,008	—	—	721,008
Money Market Funds	145,646	—	—	145,646
Total Investments	$53,802,032	$—	$—	$53,802,032

Refer to the Schedule of Investments for further disaggregation of investment categories.